Income tax expense	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Income tax expense

D.30. Income tax expense

Sanofi has elected for tax consolidations in a number of countries, principally France, Germany, the United Kingdom and the United States.

The table below shows the allocation of income tax expense between current and deferred taxes:

(€ million)	2017(a)	2016(a)	2015(a)
Current taxes	(2,631)	(1,869)	(1,978)

Deferred taxes	909	543	1,269
Total	(1,722)	(1,326)	(709)
Income before tax and investments accounted for using the equity method	5,530	5,678	5,243

(a)

The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.

The difference between the effective tax rate and the standard corporate income tax rate applicable in France is explained as follows:

(as a percentage)	2017(a)	2016(a)	2015(a)
Standard tax rate applicable in France	34.4	34.4	34.4

Difference between the standard French tax rate and the rates applicable to Sanofi(b)	(19.2)	(10.1)	(17.7)

Tax rate differential on intragroup margin in inventory(c)	(0.0)	(0.6)	1.7

Tax effects of the share of profits reverting to BMS (see Note D.32.)	(0.5)	(0.5)	(0.6)

Contribution on distributed income (3%) and associated changes(d)	(8.2)	2.0	2.1

CVAE tax in France(e)	1.3	1.1	1.3

Revisions to tax exposures and settlements of tax disputes	2.2	(4.8)	0.3

Fair value remeasurement of contingent consideration	1.1	0.4	(1.1)

Impact of US tax reform(f)	21.6	-	-

Other items(g)	(1.6)	1.5	(6.9)
Effective tax rate	31.1	23.4	13.5

(a)

The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.

(b)

The difference between the French tax rate and tax rates applicable to foreign subsidiaries reflects the fact that Sanofi has operations in many countries, most of which have lower tax rates than France.

(c)

When internal margin included in inventory is eliminated, a deferred tax asset is recognized on the basis of the tax rate applicable to the subsidiary that holds the inventory, which may differ from the tax rate of the subsidiary that generated the eliminated intragroup margin.

(d)

In 2017, this line includes the consequences of the French Constitutional Council ruling of October 6, 2017 on the additional 3% contribution on dividends paid out in cash. In 2016 and 2015, entities liable to corporate income tax in France were liable to pay an additional tax contribution in respect of amounts distributed by the entity.

(e)	Net impact on the effective tax rate (current taxes, impact of the tax deduction, and deferred taxes).

(f)

For 2017, this line includes an expense of €1,193 million for the consequences of US tax reform, comprising the estimated tax charge on deemed repatriation attributable to the accumulated earnings of non-US operations payable over 8 years (€1,084 million) and a further expense of €109 million representing (i) the remeasurement of deferred taxes following the reduction in the corporate income tax rate and (ii) an adjustment to deferred taxes on the fair value of the reserves of Sanofi subsidiaries.

(g)

For 2017, the “Other items” line includes the impact of changes to tax rates in France, Belgium and the Netherlands. For 2016, it includes the effects of changes in tax rates in various countries, particularly in France, Hungary, Italy, Japan and the United States. For 2015, it includes the impact (€161 million) of changes in the taxation of dividends in France following the ruling of the Court of Justice of the European Union in the Steria case and the resulting amendments to the 2015 Finance Act. This line also includes the net tax effect of taxable temporary differences associated with holdings in Sanofi subsidiaries. In determining the amount of the deferred tax liability for 2017, 2016 and 2015, Sanofi took into account changes in the ownership structure of certain subsidiaries.

For the periods presented, the amount of deferred tax assets recognized in profit or loss that were initially subject to impairment losses on a business combination is immaterial.

The contribution on distributed income, for which the triggering event is the decision by the Annual General Meeting to approve the distribution, is not taken into account in the determination of deferred tax assets and liabilities.